Summary of principal accounting policies - Government grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of principal accounting policies
Government subsidies	¥ 29,956	¥ 24,790	¥ 12,349